PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2016
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Prepaid Expenses and Other Current Assets
	December 31,
	2015	2016

Government authorities	$651	$588
Hedging transaction asset	1,359	1,539
Prepaid expenses	8,819	11,820
Other current assets	1,160	3,399

	$11,989	$17,346